S000049573 [Member] Expense Example - iShares MSCI Intl Value Factor ETF - iShares MSCI Intl Value Factor ETF	Jun. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 381